Loans - Troubled Debt Restructurings On Financing Receivables (Detail) ¥ in Billions	6 Months Ended
Sep. 30, 2023 JPY (¥)
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	¥ 254
Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	221
Domestic | Corporate | Large Companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	189
Domestic | Corporate | Small And Medium Sized Companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	26
Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	5
Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	33
Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	221
Term Extension | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	212
Term Extension | Domestic | Corporate | Large Companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	182
Term Extension | Domestic | Corporate | Small And Medium Sized Companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	26
Term Extension | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Term Extension | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	4
Term Extension | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	9
Interest rate reduction
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	1
Interest rate reduction | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Interest rate reduction | Domestic | Corporate | Large Companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Interest rate reduction | Domestic | Corporate | Small And Medium Sized Companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Interest rate reduction | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Interest rate reduction | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Interest rate reduction | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	1
Term Extension And Interest Rate Reduction
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	25
Term Extension And Interest Rate Reduction | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	2
Term Extension And Interest Rate Reduction | Domestic | Corporate | Large Companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	1
Term Extension And Interest Rate Reduction | Domestic | Corporate | Small And Medium Sized Companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	1
Term Extension And Interest Rate Reduction | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Term Extension And Interest Rate Reduction | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Term Extension And Interest Rate Reduction | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	22
Principal Forgiveness
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Principal Forgiveness | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Principal Forgiveness | Domestic | Corporate | Large Companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Principal Forgiveness | Domestic | Corporate | Small And Medium Sized Companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Principal Forgiveness | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Principal Forgiveness | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Principal Forgiveness | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	6
Other | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	6
Other | Domestic | Corporate | Large Companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	6
Other | Domestic | Corporate | Small And Medium Sized Companies
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Other | Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Other | Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Other | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	¥ 1